SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2020
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 0	$ 35,767	$ 11,623
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Government Grants Received	$ 3,934	6,930	6,559
Revenue from Grants	$ 593,466	503,327	570,341
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ 96,331	$ (27,996)	$ (31,341)
Decreased Net Income Per Share Basic	$ 0.22	$ 0.23	$ 0.23
Decreased Net Income Per Share diluted	$ 0.22	$ 0.23	$ 0.23
Decreased Net Income	$ 13,528	$ 14,181	$ 14,019
Percentage of currency depreciation or appreciation	8.62%	2.93%	3.65%
Statutory Reserve Balance Of Registered Capital	50.00%
Decreased in net income	$ 9,735	$ 4,603	$ 2,641
Decreased net income per share basic	$ 0.16	$ 0.08	$ 0.04
Decreased net income per share diluted	$ 0.16	$ 0.08	$ 0.04
Retained earnings				$ 744,022
Income tax recoverable	$ 464	$ 870
Concord [Member]
Accounting Policies [Line Items]
Goodwill, Impairment Loss			$ 11,623
Bond [Member]
Accounting Policies [Line Items]
Goodwill, Impairment Loss	35,767
Accounting Standards Update 2016-13 [Member]
Accounting Policies [Line Items]
Retained earnings				30,451
Income tax recoverable				$ 1,768
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	9,192	4,655	4,888
Service [Member]
Accounting Policies [Line Items]
Revenue from Grants	104,619	68,911	$ 69,868
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	4,261	2,500
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	4,293	16,127
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 40,254	$ 306,322
Dubai And Qatar [Member]
Accounting Policies [Line Items]
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserve Balance Of Registered Capital	50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Service [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Service [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		10.00%
Minimum [Member]
Accounting Policies [Line Items]
Effective Value Added Tax Rate	13.00%
Contract Period	6 months
Minimum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Effective Value Added Tax Rate	(16.00%)
Contract Period	3 years
Maximum [Member] | Investments in Equity Investees and Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years